Schedule IV-Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage Loan One [Member]
Mortgage Loan Disclosure
Interest Rate	8.00%
Final Maturity Date	Apr. 30, 2017
Face Amount of Mortgage	$ 311,150
Carrying Amount of Mortgage	21,747
Mortgage Loan Two [Member]
Mortgage Loan Disclosure
Interest Rate	7.90%
Final Maturity Date	Mar. 31, 2029
Face Amount of Mortgage	11,811
Carrying Amount of Mortgage	11,811
Mortgage Loan Three [Member]
Mortgage Loan Disclosure
Interest Rate	6.30%
Final Maturity Date	Feb. 28, 2015
Face Amount of Mortgage	9,504
Carrying Amount of Mortgage	$ 9,836